UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09841

                             UBS WILLOW FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                 James J. Dwyer
                        c/o UBS Financial Services, Inc.
                               51 West 52nd Street
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819

                      Date of fiscal year end: DECEMBER 31,

             Date of reporting period: JULY 1, 2004 - JUNE 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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      ISSUER OF            EXCHANGE                         SHAREHOLDER
      PORTFOLIO             TICKER          CUSIP #           MEETING                     SUMMARY OF MATTER VOTED ON
      SECURITY              SYMBOL                             DATE



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
                                                                              (1) Vote to accept or reject debtors' plan to
                                                                              consent to certain releases of claims against
                                                                              debtors' officers and directors and certain other
                                                                              parties involved in the bankruptcy case as set forth
                                                                              in Article 13 of the Debtors' Plan. (2) Vote to
      WCI Steel              WCI           92923JAF6         7/16/2004        accept or reject the Noteholders' plan to agree to
                                                                              subordinate my right to receive Class 7's cash
                                                                              distribution in respect of my Secured Notes so that
                                                                              my Class 7 cash distributions are distributed on
                                                                              account of all Class 7 Claims that are not Secured
                                                                              Notes Claims and that are not being purchased by
                                                                              Renco, all as set forth at p. 5 of the Noteholder
                                                                              Plan.
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                                                                              1-- Amendment of our certificate of incorporation to
                                                                              authorize stockholders to fix the number of
                                                                              authorized directorships and to set the number of
                                                                              directorships. 2--Directors recommend: A vote for
                                                                              election of the following nominees 01-Michael D.
                                                                              Burger, 02-Federico Faggin, 03-Robin A. Abrams,
                                                                              04-David G. Elkins, 05-James Thorburn, 06-Richard
                                                                              Sanquini, 07-Joseph Colonnetta  3--1) Authorization
                                                                              of Joseph Colonnetta, acting as group designee, to:
    Zilog-MOD III           ZILMU          989527205         7/16/2004        (I) approve the sale of substantially all of our
                                                                              assets for aggregate consideration of $26,000,000,
                                                                              and (II) authorize our management to sell the
                                                                              remaining assets of the company without further
                                                                              approval; and 2) amend our certificate of
                                                                              incorporation to provide for the redemption of the
                                                                              series a preferred stock.  4--Approval of the sale
                                                                              of substantially all of our assets for an aggregate
                                                                              consideration of $26,000,000, and an amendment to
                                                                              our certificate of incorporation to redeem the
                                                                              series a preferred stock.
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                                                                              To approve and adopt the Agreement and Plan of
                                                                              Merger, dated as of March 29, 2004 As amended, by
                                                                              and among USA Mobility, Inc., Wizards Acquiring Sub,
         ARCH                AWIN          39392709          11/8/2004        Inc., Metrocall Holdings, Inc., Patriots Acquiring
                                                                              Sub, Inc. and Arch Wireless, Inc. pursuant to which
                                                                              Metrocall and Arch will each become a wholly owned
                                                                              subsidiary of USA Mobility, Inc.
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   Metamor Worlwide         PSINet         59133PAA8         12/29/2004       Joint liquidation plan of reorganization
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                                                                              Oxford Automotive is soliciting acceptances of its
                                                                              Chapter 11 plan. Holders are being asked to elect
  Oxford Automotive          OAI           690903AK5         2/22/2005        the manner of distribution proposed by the plan, and
                                                                              to vote to accept or reject the plan. Also to fund
                                                                              or not fund the cash option for unsecured holders.
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                                                                              Oxford Automotive is soliciting acceptances of its
                                                                              Chapter 11 plan. Holders are being asked to elect
  Oxford Automotive          OAI           690903AL3         2/22/2005        the manner of distribution proposed by the plan, and
                                                                              to vote to accept or reject the plan. Also to fund
                                                                              or not fund the cash option for unsecured holders.
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                                                                              Oxford Automotive is soliciting acceptances of its
                                                                              Chapter 11 plan. Request that all parties who voted
  Oxford Automotive          OAI           690903AK5         3/4/2005         on or before Feb 22, 2005  on the Debtors' First
                                                                              Amended Non -Consolidated Plan Dated Jan 18, 2005
                                                                              ("Plan") review that Plan Modification Letter.
                                                                              Holders may either consent to Plan modifications or
                                                                              to not consent to the Plan modifications.
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                                                                              Oxford Automotive is soliciting acceptances of its
                                                                              Chapter 11 plan.  Request that all parties who voted
                                                                              on or before Feb 22, 2005 on the Debtors' First
  Oxford Automotive          OAI           690903AL3         3/4/2005         Amended Non-Consolidated Plan dated Jan 18, 2005
                                                                              ("Plan") review the Plan Modification Letter.
                                                                              Holders may either consent to Plan modifications or
                                                                              to not consent to the Plan Modifications.
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                                                                              Pegasus Satellite Television, Inc. and certain of
                                                                              its subsidiaries are soliciting votes from the
  Pegasus Satellite                        70558AAD8         3/17/2005        Holders of certain Impaired Claims against the
   Television, Inc.                                                           Debtors with respect to the Debtors' First Amended
                                                                              Joint Chapter 11 Plan.
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                                                                              "Eschelon Operating Company" announced an exchange
Eschelon Operating Co.                     29629QAD4         3/23/2005        offer for its 8.375% 144A Senior Second Secured
                                                                              Notes due March 15, 2010.
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       TXU Corp              TXU           292689AD8         3/31/2005        TXU Europe LTD is soliciting votes for acceptance of
                                                                              its company voluntary arrangement.
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       TXU Corp              TXU           292689ACO         3/31/2005        TXU Europe LTD is soliciting votes for acceptance of
                                                                              its company voluntary arrangement.
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 TXU Eastern Funding       TXU EFC         873169AJ5         3/31/2005        TXU Europe LTD is soliciting votes for acceptance of
                                                                              its company voluntary arrangement.
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 TXU Eastern Funding       TXU EFC         873169AF3         3/31/2005        TXU Europe LTD is soliciting votes for acceptance of
                                                                              its company voluntary arrangement.
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                                                                              Class 3 Ballot for voting to accept or reject
    Citation Corp            CIT           Bank Loan          5/2/2005        debtors' second amended joint plan or reorganization
                                                                              under Chapter 11 of the Bankruptcy Code.
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                                                                              1. The resolution approving the amendments to the
                                                                              incentive stock option plan, as described in the
       Call-Net              CNEZF         130910508         5/4/2005         management information circular.   2. The resolution
                                                                              approving the amendments to the restricted stock
                                                                              unit plan, as described in the management
                                                                              information circular.
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                                                                              Directors recommend a vote FOR election of the
                                                                              following nominees: David Abrams, James V.
     USA Mobility            USMO          90341G-103        5/18/2005        Continenza, Nicholas A. Gallopo, Vincent D. Kelly,
                                                                              Brian O'Reilly, Matthew Oristano, William E.
                                                                              Redmond, Jr., Samme L. Thompson, Royce Yudkoff
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                                                                              Directors recommend a vote FOR election of the
       Knology               KNOL          499183-804        5/24/2005        following nominees:  Eugene I. Davis, Rodger L.
                                                                              Johnson, Campbell B. Lanier
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                                                                              (1)Directors recommend a vote For the election of
        Zilog                ZILG          989524-301        5/26/2005        the following nominee: James Thorburn and (2) a
                                                                              proposal for ratification of the selection of KPMG
                                                                              LLP as our independent auditors
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                                                                              Proposal(s): 1-the special resolution approving the
                                                                              arrangement involving the Corporation and Rogers
                                                                              Communications Inc (RCI) pursuant to an arrangement
       Call-Net             CNEZF          130910508         6/29/2005        agreement between the Corporation and RCI made as of
                                                                              May 11, 2005, a copy of which is included as
                                                                              Appendix B to the accompanying circular and the plan
                                                                              of arrangement attached thereto.
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                                                                         FUND'S VOTE
                                                                           FOR OR
                                    WHO               WHETHER              AGAINST
      ISSUER OF                  PROPOSED              FUND              PROPOSAL, OR             WHETHER VOTE
      PORTFOLIO                   MATTER:              CAST              ABSTAIN; FOR              WAS FOR OR
      SECURITY                    ISSUER /            VOTE ON            OR WITHHOLD                 AGAINST
                                SHAREHOLDER           MATTER              REGARDING                MANAGEMENT
                                                                         ELECTION OF
                                                                          DIRECTORS
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



      WCI Steel                   Issuer and             Yes              1. Reject               1. Against
                                  Noteholder                              2. Accept               2. For



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    Zilog-MOD III                   Issuer               Yes                 For                       For







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         ARCH                    USA Mobility            Yes                 For                       For



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   Metamor Worlwide                  Both                Yes             Accept plan                   For
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  Oxford Automotive                 Issuer               Yes             Accept plan                   For


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  Oxford Automotive                 Issuer               Yes             Accept plan                   For


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  Oxford Automotive                 Issuer               Yes           Consent to Plan                 For
                                                                        Modifications



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  Oxford Automotive                 Issuer               Yes           Consent to Plan                 For
                                                                        Modifications


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  Pegasus Satellite                 Issuer               Yes             Accept plan                   For
   Television, Inc.

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Eschelon Operating Co.              Issuer               Yes             Exchange All                  For

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       TXU Corp                     Issuer               yes             For the CVA                   For

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       TXU Corp
                                    Issuer               Yes             For the CVA                   For
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 TXU Eastern Funding                Issuer               Yes             For the CVA                   For

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 TXU Eastern Funding                Issuer               Yes             For the CVA                   For

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    Citation Corp                   Issuer               Yes             Accept plan                   For

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       Call-Net                     Issuer               Yes                 For                       For



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     USA Mobility                   Issuer               Yes           For all nominees                For


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       Knology                      Issuer               Yes           For all nominees                For

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        Zilog                       Issuer               Yes          For nominee and for              For
                                                                         this proposal

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       Call-Net                     Issuer               Yes                 For                       For



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                UBS WILLOW FUND, L.L.C.
                          -----------------------


By (Signature and Title)*     /s/ DOUGLAS A. LINDGREN
                              -----------------------
                              Douglas A. Lindgren, Principal Executive Officer

Date: JULY 18, 2005
      -------------

*Print the name and title of each signing officer under his or her signature.